Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Apr. 16, 2021
Document And Entity Information
Entity Registrant Name	MDJM LTD
Entity Central Index Key	0001741534
Trading Symbol	MDJH
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		11,675,216
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Title of 12(b) Security	Ordinary Shares
Entity Ex Transition Period	false
Entity Shell Company	false
Security Exchange Name	NASDAQ